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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22987

                          Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2015 through April 30, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

                         Pioneer ILS
                         Interval Fund

--------------------------------------------------------------------------------
                         Semiannual Report | April 30, 2016
--------------------------------------------------------------------------------

                         Ticker Symbol:   XILSX

                         [LOGO] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Schedule of Investments                                                       12

Financial Statements                                                          16

Financial Highlights                                                          20

Notes to Financial Statements                                                 21

Trustees, Officers and Service Providers                                      35

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 1

President's Letter

Dear Shareowner,

Global financial markets began 2016 on shaky footing, delivering the kind of volatility that challenged investors in 2015. US equities fell by 10% through the first six weeks of the year, only to recover the losses by the end of the first quarter. Fixed-income markets were also acutely affected, with concerns about falling oil prices and a weak global economy leading to a sell-off in credit-sensitive sectors, especially high-yield bonds, as investors fled to the perceived safety of government bonds. Like equities, credit markets recovered much of their lost ground by the end of the first quarter.

Midway through the first quarter, market sentiment shifted, as expectations grew that major central banks would extend their accommodative monetary policies in the hopes of driving economic growth. The US Federal Reserve (the Fed) backed off plans to raise interest rates four times in 2016, and the European Central Bank announced a more comprehensive asset-purchasing program in the hopes of encouraging lending, and boosting both inflation and economic growth. The Bank of Japan also followed a monetary easing path, announcing negative interest rates in January.

As 2016 moves along, we continue to see central bank policies as generally supportive of the US economy - for which we maintain an expectation of modest growth this year - against an overall global economic backdrop that remains unsettled and points towards generally lower growth. Economies around the world in both developed and emerging markets are experiencing deep structural changes. Current challenges include incomplete debt deleveraging in both emerging and developed markets, where debt levels continue to grow, the transition of many emerging markets economies from export/investment-driven models to more domestic demand-driven models, and aging populations, which are reducing productivity and limiting economic growth potential (primarily in the developed markets but also in emerging markets such as China). Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues combine to increase the possibility of sharp swings in asset values. Meanwhile, in the US, as always in a presidential election year, the political rhetoric of 2016 has the potential to impact domestic sectors such as health care.

Throughout Pioneer's history, we have believed in the importance of active management. During periods of market volatility, we view the value of active management as even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
April 30, 2016

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 3

Portfolio Management Discussion | 4/30/16

A relatively benign period for natural disasters limited claims on casualty insurers drove solid performance by insurance-linked securities and Pioneer ILS Interval Fund during the six-month period ended April 30, 2016. In the following interview, Charles Melchreit and Chin Liu discuss the factors that affected the performance of the Fund during the six-month period. Mr. Melchreit, Director of Investment-Grade Management, a senior vice president and a portfolio manager at Pioneer, and Mr. Liu, a vice president and a portfolio manager at Pioneer, are responsible for day-to-day management of the Fund.

Q    How did the Fund perform during the six-month period ended April 30, 2016?

A The Pioneer ILS Interval Fund returned 6.01% at net asset value during the six-month period ended April 30, 2016, while the Fund's benchmark, the Bank of America Merrill Lynch (BofA ML) 3-Month US Treasury Bill Index, returned 0.14%.

Q What were the principal factors affecting the Fund's performance during the six-month period ended April 30, 2016?

A The Fund's performance benefited from a generally benign hurricane season in the United States during 2015, which kept storm-related property-and-casualty losses relatively low and below the anticipated losses predicted by insurance industry models. Performance also received a boost from the recovery in value of a security in the portfolio that had defaulted prior to the start of the current fiscal year (prior to November 1, 2015): a MultiCat Mexico catastrophe bond sponsored by SwissRe. The bond suffered losses from the landfall of Hurricane Patricia on Mexico's West Coast in October 2015, and the Fund had written down the value of its investment. However, during the recent semiannual period, the security recovered in value and paid investors a coupon, which aided the Fund's performance.

     One noteworthy detractor from the Fund's performance during the six-month period came from claim damage caused by floods in the United Kingdom during December 2015.

Q Could you briefly describe the Fund's investment approach, discuss the types of investments that the portfolio may hold, and discuss the portfolio's allocations as of April 30, 2016?

A The Fund's main approach is to seek investment opportunities in insurance-linked products whose performance typically is not influenced by the factors that tend to affect the capital markets, such as macroeconomic

4 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 trends, geopolitical events, and commodity prices. As such, the Fund can be a diversification* tool for investors seeking alternatives to investments in traditional asset classes, such as stocks or bonds.

     The Fund's strategy is based on analysis of measurable risks to which the property-and-casualty insurance industry is exposed. Typically, most of the insurance products in which the Fund invests are quota-share instruments, also known as "reinsurance sidecars." These investments give investors the right to share in the profits (or losses) of a reinsurance company's business. The Fund also invests in catastrophe bonds, which typically are structured to cover specific types of insurance losses, such as hurricane or earthquake damage in a specified region. Other investments include industry loss warranties and collateralized reinsurance.

     The Fund's performance is based on potential premiums or coupons it receives in exchange for covering identified insurance risks. We make our investment decisions only after intensive analysis of the relative value and risk of each type of security. In return for its investments, the Fund receives coupon payments, which typically are higher than those offered by traditional bonds with comparable ratings. However, the Fund also has exposure to the risk that a triggering event, such as a severe storm, could cause a loss in the value of the investment. In managing the Fund, we strive to reduce its risks by diversifying the types of hazards and geographical exposures of the investments held in the portfolio.

     At the end of the period on April 30, 2016, potential hurricanes hitting sections of the US coastline represented the greatest exposure in the portfolio (about 40% of the Fund's risk). While most of the risks to which the Fund is exposed derive from natural disasters, such as storms or earthquakes, some risk exposures in the portfolio relate to human-caused disasters, such as aviation, maritime, or energy-industry accidents.

Q Did you invest the Fund in any derivative securities during the six-month period ended April 30, 2016? If so, did the securities have any effect on performance?

A The Fund did have a small position in currency forward contracts in an attempt to hedge the effects of any fluctuations in the values of foreign currencies on the portfolio's investments. The position had no material impact on the Fund's results.

*    Diversification does not assure a profit nor protect against loss.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 5

Q What factors affected the Fund's dividend**, or distributions to shareholders, during the six-month period ended April 30, 2016?

A The Fund paid its first annual dividend during the period, in December 2015. Distributions are determined each year based on income derived from Fund's investments during a relevant, specified period.

Q    Do you have any closing thoughts for investors?

A After the experience of several relatively tame years with regard to insurance-industry losses from natural and human-made disasters, considerable interest has grown in investments in insurance-linked securities, which has helped the price performance of such securities. However, we believe investors should keep in mind that insurance-linked securities could be less profitable in the future, depending on claims from storms or events that have yet to occur.

     To gauge the risks and protect the value of investments, we use a rigorous research process, pursued by experienced professionals, to assess the potential income for the Fund from different products, and the potential risks posed by those products. While we carefully monitor damage incurred from specific types of risks, we also analyze factors that potentially could change risk exposures, such as the effect of warming sea temperatures on hurricane risk or the possibility that fracking operations by the energy industry could affect earthquake risks.

     Going forward, we intend to keep the portfolio well diversified among different types of exposures, with investments that are fully collateralized.

Please refer to the Schedule of Investments on pages 12-15 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment.

The Fund is not a complete investment program.

The Fund invests primarily in insurance-linked securities ("ILS"), which are high-yield debt securities that involve a high degree of risk.

** Dividends are not guaranteed.

6 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund's outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund's shares should be considered illiquid.

Insurance-linked securities may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds). The return of principal and the payment of interest on event-linked bonds are contingent on the non-occurrence of a predefined "trigger" event that leads to physical or economic loss, such as a hurricane or an aerospace catastrophe.

Event-linked bonds may expose the Fund to other risks, including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Fund may also invest in structured reinsurance investments or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business (known as "quota share" instruments or "reinsurance sidecars"). Investors participate in the premiums and losses associated with these underlying contracts, into which the Fund has limited transparency.

The size of the ILS market may change over time, which may limit the availability of ILS for investment. The availability of ILS in the secondary market may also be limited.

Certain securities, including ILS, structured reinsurance investments and derivatives, may be impossible or difficult to purchase, sell, or unwind. Such securities and derivatives also may be difficult to value.

The values of Fund holdings may go up or down, due to market conditions, inflation, changes in interest or currency rates and lack of liquidity in the bond market.

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity, and possibility of default.

When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 7

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation.

The Fund may invest in floating-rate loans and similar instruments which may be illiquid or less liquid than other investments. The value of any collateral can decline or be insufficient to meet the issuer's obligations.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

The Fund may use derivatives, such as swaps, inverse floating-rate obligations and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund's performance. Derivatives may have a leveraging effect.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, and economic and political conditions.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully. There is no assurance that these and other strategies used by the Fund will be successful.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

8 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

Portfolio Summary | 4/30/16

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Structured Reinsurnace Investments                                         81.9%
Event Linked Bonds                                                         18.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1. Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Note 11/30/20        10.54%
-----------------------------------------------------------------------------------------
 2. Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20                         9.27
-----------------------------------------------------------------------------------------
 3. Gleneagles Segregated Account (Kane SAC Ltd), Variable Rate Notes, 11/30/20     6.51
-----------------------------------------------------------------------------------------
 4. Eden Re II, Variable Rate Notes, 4/23/19                                        6.38
-----------------------------------------------------------------------------------------
 5. Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19                    6.24
-----------------------------------------------------------------------------------------
 6. Lorenz Re, Ltd., Variable Rate Notes, 3/31/19                                   5.44
-----------------------------------------------------------------------------------------
 7. Pangaea Re., Variable Rate Notes, 2/1/20                                        4.78
-----------------------------------------------------------------------------------------
 8. Carnosutie 2016-N, Segregated Account (Kane SAC Ltd.), Variance Rate
    Notes, 11/30/20                                                                 4.61
-----------------------------------------------------------------------------------------
 9. Madison Re, Variable Rate Notes, 3/31/19                                        3.62
-----------------------------------------------------------------------------------------
10. Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (144A)                           3.44
-----------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                       Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 9

Prices and Distributions | 4/30/16

Net Asset Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  4/30/16                         10/31/15
--------------------------------------------------------------------------------
  Net Asset Value                 $10.57                           $10.59
--------------------------------------------------------------------------------

Distributions
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Short-Term            Long-Term
                        Dividends         Capital Gains         Capital Gains
--------------------------------------------------------------------------------
10/31/15 - 4/30/16       $0.6373               $--                  $--
--------------------------------------------------------------------------------

The data shown above represents past performance, which is no guarantee of future results.

Index Definition
--------------------------------------------------------------------------------
The Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days, that assumes reinvestment of all income. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" chart appearing on page 11.

10 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

Performance Update | 4/30/16

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer ILS Interval Fund during the periods shown, compared to that of the Bank of America Merrill Lynch (BofA ML) 3-Month U.S. Treasury Bill Index.

Average Annual Total Returns
(As of April 30, 2016)
--------------------------------------------------------------------------------
                        Net                       BofA ML
                        Asset                     3-Month
                        Value                     U.S. Treasury
Period                 (NAV)                      Bill Index
--------------------------------------------------------------------------------
Life of Class
(12/22/2014)             8.83%                    0.11%
1 Year                  11.04                     0.15
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated February 10, 2016)
--------------------------------------------------------------------------------
                        Gross                     Net
--------------------------------------------------------------------------------
                        2.60%                     2.10%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                                   BofA ML 3-Month U.S.
                    Pioneer ILS Interval Fund      Treasury Bill Index
12/14               $10,000                        $10,000
4/15                $10,120                        $10,001
4/16                $11,238                        $10,015

Call 1-844-391-3034 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. Because the Fund is new, it may not be fully invested and/or it may have a larger cash allocation, both of which may have an impact on performance. All results are historical and assume the reinvestment of dividends and capital gains.

The Fund has no sales charges. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through March 1, 2017. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 11

Schedule of Investments | 4/30/16 (unaudited)

------------------------------------------------------------------------------------------------
 Principal
 Amount          Floating
 USD ($)         Rate (b)                                                           Value
------------------------------------------------------------------------------------------------
                            CORPORATE BONDS -- 99.7%
                            INSURANCE -- 99.7%
                            Reinsurance -- 99.7%
      500,000        0.00   Akibare Re, Ltd., Floating Rate Note,
                            4/7/20 (Cat Bond) (144A)                                $    504,000
      600,000        6.20   Alamo Re, Ltd., Floating Rate Note,
                            6/7/18 (Cat Bond) (144A)                                     616,380
    1,043,640               Altair Re, Variable Rate Notes, 6/30/17 (c)(d)               169,800
    2,100,000               Arlington Segregated Account (Kane SAC Ltd.),
                            Variable Rate Notes, 8/31/16 (c)(d)                        2,391,480
    3,000,000               Berwick 2016-1 Segregated Account (Kane
                            SAC Ltd.), Variable Rate Notes, 2/1/18 (c)(d)              3,051,900
    1,500,000               Berwick Segregated Account (Kane SAC Ltd.),
                            Variable Rate Note, 1/22/16 (c)(d)                            45,000
    1,000,000        7.06   Caelus Re, Ltd., Floating Rate Note, 4/7/17
                            (Cat Bond) (144A)                                          1,013,200
    5,000,000               Carnosutie 2016-N,Segregated Account (Kane
                            SAC Ltd.), Variable Rate Notes, 11/30/20 (c)(d)            5,100,500
    2,000,000               Carnoustie Segregated Account (Kane SAC
                            Ltd.), Variable Rate Notes, 2/19/16 (c)(d)                    40,800
    1,000,000        7.72   Citrus Re, Ltd., Floating Rate Note, 2/25/19
                            (Cat Bond) (144A)                                          1,007,700
      400,000               Clarendon Segregated Account (Kane SAC Ltd.),
                            Variable Rate Notes, 6/15/16 (c)(d)                          399,960
      250,000        4.02   Cranberry Re, Ltd., Floating Rate Note,
                            7/6/18 (Cat Bond) (144A)                                     254,025
    1,000,000               Dundonald Segregated Account (Kane SAC
                            Ltd.), Variable Rate Notes, 1/17/17 (c)(d)                 1,047,537
       70,000               Eden Re II, Ltd., Variable Rate Notes,
                            4/19/18 (144A) (c)(d)                                        591,220
    6,930,000               Eden Re II, Variable Rate Notes, 4/23/19 (c)(d)            7,053,354
    1,250,000       13.71   Galileo Re, Ltd., Floating Rate Note, 1/8/19
                            (Cat Bond) (144A)                                          1,261,875
      750,000        9.21   Galileo Re, Ltd., Floating Rate Note, 1/8/19
                            (Cat Bond) (144A)                                            756,900
    1,000,000        7.62   Galileo Re, Ltd., Floating Rate Note, 1/9/17
                            (Cat Bond) (144A)                                          1,005,500
    7,000,000               Gleneagles Segregated Account (Kane SAC Ltd),
                            Variable Rate Notes, 11/30/20 (c)(d)                       7,201,600
   11,000,000               Gullane Segregated Account (Kane SAC Ltd.),
                            Variable Rate Note 11/30/20 (c)(d)                        11,653,400
EURO  500,000        4.81   Ibis Re II, Ltd., Floating Rate Note, 6/28/16
                            (Cat Bond) (144A)                                            500,500
    1,250,000        6.96   Kilimanjaro Re, Ltd., Floating Rate Note,
                            12/6/19 (Cat Bond) (144A)                                  1,255,500
    1,250,000        9.46   Kilimanjaro Re, Ltd., Floating Rate Note,
                            12/6/19 (Cat Bond) (144A)                                  1,263,625

The accompanying notes are an integral part of these financial statements.

12 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

------------------------------------------------------------------------------------------------
 Principal
 Amount          Floating
 USD ($)         Rate (b)                                                           Value
------------------------------------------------------------------------------------------------
                            Reinsurance -- (continued)
      750,000        4.73   Kilimanjaro Re, Ltd., Floating Rate Note,
                            4/30/18 (Cat Bond) (144A)                               $    748,125
    1,250,000        4.98   Kilimanjaro Re, Ltd., Floating Rate Note,
                            4/30/18 (Cat Bond) (144A)                                  1,250,000
    1,750,000               Lahinch Re, Variable Rate Notes, 5/10/21 (c)(d)            1,684,778
      500,000               Lahinch Re, Variable Rate Notes, 6/15/16 (c)(d)              505,350
      250,000        9.98   Loma Reinsurance, Ltd., Bermuda, Floating
                            Rate Note, 1/8/18 (Cat Bond) (144A)                          254,125
    2,600,000               Lorenz Re, Ltd., Variable Rate Notes,
                            3/31/18 (c)(d)                                               182,000
    6,000,000               Lorenz Re, Ltd., Variable Rate Notes,
                            3/31/19 (c)(d)                                             6,009,600
    4,000,000               Madison Re, Ltd., Variable Rate Notes,
                            3/31/19 (c)(d)                                             4,000,000
      500,000        4.72   MetroCat Re, Ltd., Floating Rate Note,
                            8/5/16 (Cat Bond) (144A)                                     500,300
    1,000,000        9.03   Mythen Re, Ltd., Series 2012-2 Class A,
                            Floating Rate Note, 1/5/17 (Cat Bond) (144A)               1,012,800
      250,000        7.48   Northshore Re, Ltd., Floating Rate Note,
                            7/5/16 (Cat Bond) (144A)                                     250,850
    2,000,000               Pangaea Re, Series 2015-1, Principal at Risk
                            Notes, 2/1/19 (c)(d)                                          59,800
    6,000,000               Pangaea Re, Series 2015-2, Principal at Risk
                            Notes, 11/30/19 (c)(d)                                     6,900,600
    5,220,000               Pangaea Re, Variable Rate Notes, 2/1/20 (c)(d)             5,288,382
    2,000,000               Prestwick Segregated Account (Kane SAC Ltd.),
                            Variable Rate Notes, 7/1/16 (c)(d)                           149,800
      550,000        6.05   Queen Street X Re, Ltd., Floating Rate Note,
                            6/8/18 (Cat Bond) (144A)                                     549,065
      250,000        6.45   Queen Street XI Re Dac, Floating Rate Note,
                            6/7/19 (Cat Bond) (144A)                                     251,375
      250,000        9.52   Residential Reinsurance 2013, Ltd., Floating
                            Rate Note, 6/6/17 (Cat Bond) (144A)                          258,400
    1,250,000        0.00   Residential Reinsurance 2016, Ltd., Floating
                            Rate Note, 6/6/20 (Cat Bond) (144A)                        1,250,000
    2,000,000               Resilience Re, Ltd., Variable Rate Notes,
                            4/7/17 (Cat Bond)                                          1,808,800
      450,000        4.21   Sanders Re, Ltd., Floating Rate Note, 5/5/17
                            (Cat Bond) (144A)                                            447,660
      500,000        4.11   Sanders Re, Ltd., Floating Rate Note, 6/7/17
                            (Cat Bond) (144A)                                            500,750
    3,800,000               Sector Re V, Ltd., Variable Rate Notes,
                            3/1/21 (144A) (c)(d)                                       3,800,000
    3,600,000               Sector Re V, Ltd., Variable Rate Notes,
                            3/1/21 (144A) (c)(d)                                       3,600,000
       16,997               Sector Re V, Ltd., Variable Rate Notes,
                            12/1/19 (144A) (c)(d)                                        119,547

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 13

------------------------------------------------------------------------------------------------
 Principal
 Amount          Floating
 USD ($)         Rate (b)                                                           Value
------------------------------------------------------------------------------------------------
                            Reinsurance -- (continued)
    2,250,000               Sector Re V, Ltd., Variable Rate Notes,
                            12/1/20 (144A) (c)(d)                                   $  2,301,300
       15,404               Sector Re V, Ltd., Variable Rate Notes,
                            3/1/20 (144A) (c)(d)                                         907,353
       15,833               Sector Re V, Ltd., Variable Rate Notes,
                            3/1/20 (144A) (c)(d)                                         499,411
    5,600,000               Silverton Re, Ltd., Variable Rate Notes,
                            9/18/17 (144A) (c)(d)                                        230,720
    2,000,000               Silverton Re, Ltd., Variable Rate Notes,
                            9/18/18 (144A) (c)(d)                                      2,081,800
    2,000,000               St. Andrews Segregated Account (Kane SAC
                            Ltd.), Variable Rate Notes, 1/22/16 (c)(d)                    39,400
    3,000,000               St. Andrews Segregated Account (Kane SAC
                            Ltd.), Variable Rate Notes, 2/1/18 (c)(d)                  3,080,100
      500,000        3.48   Tramline Re II, Ltd., Floating Rate Note,
                            7/7/17 (Cat Bond) (144A)                                     496,350
   10,000,000               Versutus 2016, Class A-1, Variable Rate Notes,
                            11/30/20 (c)(d)                                           10,249,000
    7,000,000               Versutus Ltd., Series 2015-A, Variable Rate
                            Notes, 12/31/2017 (c)(d)                                     102,200
    1,000,000        0.00   Vitality Re VII, Ltd., Floating Rate Note, 1/7/20
                            (Cat Bond) (144A)                                            999,700
                                                                                    ------------
                                                                                    $110,555,197
                                                                                    ------------
                            Total Insurance                                         $110,555,197
------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS
                            (Cost $105,677,470)                                     $110,555,197
------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENT IN SECURITIES -- 99.7%
                            (Cost $105,677,470) (a)                                 $110,555,197
------------------------------------------------------------------------------------------------
                            OTHER ASSETS & LIABILITIES -- 0.3%                      $    391,659
------------------------------------------------------------------------------------------------
                            TOTAL NET ASSETS -- 100.0%                              $110,946,856
================================================================================================

(Cat Bond) Catastrophe or event linked bond. At April 30, 2016 the value of these securities amounted to $20,017,505 or 18.0% of total net assets. See Notes to Financial Statements -- 1G.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2016, the value of these securities amounted to $28,540,006 or 25.7% of total net assets.

(a) At April 30, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $110,975,404 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                             $  96,766

           Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                              (516,973)
                                                                                   ---------
           Net unrealized depreciation                                             $(420,207)
                                                                                   =========

The accompanying notes are an integral part of these financial statements.

14 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)        Rate to be determined.

(d) Structured reinsurance investment. At April 30, 2016, the value of these securities amounted to $90,537,692 or 81.6% of total net assets. See Notes to Financial Statements -- Note 1G.

Principal amounts are denominated in U.S. Dollars unless otherwise noted:

EURO            Euro

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2016 aggregated $95,110,045 and $25,150,635 respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Notes 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Notes 1A.

The following is a summary of the inputs used as of April 30, 2016, in valuing the Fund's investments:

-----------------------------------------------------------------------------------------------------
                                    Level 1         Level 2          Level 3            Total
-----------------------------------------------------------------------------------------------------
Corporate Bonds                     $ --            $         --     $         --       $          --
Insurance
Reinsurance                           --                      --       92,346,492          92,346,492
All other Corporate Bonds             --              18,208,705               --          18,208,705
-----------------------------------------------------------------------------------------------------
    Total                           $ --            $ 18,208,705     $ 92,346,492       $ 110,555,197
-----------------------------------------------------------------------------------------------------

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

-----------------------------------------------------------------------------------------------------
                                                                                         Corporate
                                                                                         Bonds
-----------------------------------------------------------------------------------------------------
Balance as of 10/31/15                                                                   $ 65,104,277
Realized gain (loss)(1)                                                                        17,123
Change in unrealized appreciation (depreciation)(2)                                       (24,152,047)
Purchases                                                                                  84,245,910
Sales                                                                                     (32,868,771)
Transfers in to Level 3*                                                                           --
Transfers out of Level 3*                                                                          --
------------------------------------------------------------------------------------------------------
Balance as of 4/30/16                                                                    $ 92,346,492
======================================================================================================

(1) Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

(2) Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

* Transfers are calculated on the beginning of period values. During the period ended April 30, 2016, there were no transfers between Levels 1, 2 and 3.

     Net change in unrealized appreciation (depreciation) of investments still
     held as of 4/30/16                                                            $(22,738,383)
                                                                                   ------------

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 15

Statement of Assets and Liabilities | 4/30/16 (unaudited)

ASSETS:
  Investment in securities (cost $105,677,470)                               $ 110,555,197
  Cash                                                                           1,663,985
  Receivables --
     Interest                                                                       88,680
  Other assets                                                                      18,158
-------------------------------------------------------------------------------------------
        Total assets                                                         $ 112,326,020
===========================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                         $   1,250,000
     Trustee fees                                                                      440
  Unrealized depreciation on forward foreign currency contracts                     14,663
  Due to affiliates                                                                 40,504
  Accrued expenses                                                                  73,557
-------------------------------------------------------------------------------------------
        Total liabilities                                                    $   1,379,164
===========================================================================================
NET ASSETS:
  Paid-in capital                                                            $ 106,777,650
  Distributions in excess of net investment income                                 (89,369)
  Accumulated net realized loss on investments, swap contracts and
     foreign currency transactions                                                (604,489)
  Net unrealized appreciation on investments                                     4,877,727
  Net unrealized depreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                (14,663)
-------------------------------------------------------------------------------------------
        Total net assets                                                     $ 110,946,856
===========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   (based on $110,946,856/10,497,690 shares)                                 $       10.57
===========================================================================================

The accompanying notes are an integral part of these financial statements.

16 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

Statement of Operations (unaudited)

For the Six Months ended 4/30/16

INVESTMENT INCOME:
   Interest (net of foreign taxes withheld of $4,383)                   $6,102,247
   Dividends                                                                90,624
----------------------------------------------------------------------------------------------------
         Total investment income                                                        $ 6,192,871
----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                        $ 819,915
  Transfer agent fees                                                       11,832
  Shareholder communications expense                                        61,208
  Administrative expense                                                    19,427
  Custodian fees                                                               999
  Registration fees                                                          6,671
  Professional fees                                                         69,766
  Printing expense                                                           6,408
  Fees and expenses of nonaffiliated Trustees                                3,407
  Pricing expense                                                              534
  Miscellaneous                                                              1,089
----------------------------------------------------------------------------------------------------
     Total expenses                                                                     $ 1,001,256
     Less fees waived and expenses reimbursed by
         Pioneer Investment Management, Inc.                                                (17,050)
----------------------------------------------------------------------------------------------------
     Net expenses                                                                       $   984,206
----------------------------------------------------------------------------------------------------
         Net investment income                                                          $ 5,208,665
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
     Investments                                                        $ (580,270)
     Swap contracts                                                          2,042
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                  (26,011)     $  (604,239)
----------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on:
     Investments                                                        $  571,036
     Forward foreign currency contracts and other assets
        and liabilities denominated in foreign currencies                  (14,663)     $   556,373
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments,
     swap contracts and foreign currency transactions                                   $   (47,866)
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                  $ 5,160,799
====================================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 17

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended
                                                                 4/30/16 (b)          12/22/14 (a)
                                                                 (unaudited)          to 10/31/15
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                     $  5,208,665         $   (663,880)
Net realized gain (loss) on investments, swap contracts
  and foreign currency transactions                                  (604,239)                (250)
Change in net unrealized appreciation (depreciation)
  on investments and foreign currency transactions                    556,373            4,306,691
---------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       $  5,160,799         $  3,642,561
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Fund ($0.64 and $0.00 per share, respectively)             $ (4,634,154)        $         --
---------------------------------------------------------------------------------------------------
         Total distributions to shareowners                      $ (4,634,154)        $         --
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                 $ 32,425,269         $ 72,096,793
Initial capitalization                                                     --              100,000
Reinvestment of distributions                                       4,597,661                   --
Cost of shares repurchased                                         (2,002,384)            (439,689)
---------------------------------------------------------------------------------------------------
        Net increase in net assets resulting
          from Fund share transactions                           $ 35,020,546         $ 71,757,104
---------------------------------------------------------------------------------------------------
        Net increase in net assets                               $ 35,547,191         $ 75,399,665
NET ASSETS:
Beginning of period                                              $ 75,399,665         $         --
---------------------------------------------------------------------------------------------------
End of period                                                    $110,946,856         $ 75,399,665
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income
    (Net investment loss)                                        $    (89,369)        $   (663,880)
===================================================================================================

---------------------------------------------------------------------------------------------------
                                 Six Months       Six Months
                                 Ended            Ended
                                 4/30/16          4/30/16            12/22/14 (a)       12/22/14 (a)
                                 Shares           Amount             to 10/31/15        to 10/31/15
                                 (unaudited)      (unaudited)        Shares             Amount
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTION
Initial capitalization                 --        $         --           10,000          $   100,000
Shares sold                     3,121,901          32,425,269        7,152,608           72,096,793
Reinvestment of distributions     448,115           4,597,661               --                   --
Less shares repurchased          (192,179)         (2,002,384)         (42,755)            (439,689)
---------------------------------------------------------------------------------------------------
    Net increase                3,377,837        $ 35,020,546        7,119,853          $71,757,104
===================================================================================================

(a)  The Fund shares commenced operations on December 22, 2014.

(b) At April 30, 2016, PIM owned 21.0% of the value of the outstanding shares of Pioneer ILS Interval Fund.

The accompanying notes are an integral part of these financial statements.

18 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

Statement of Cash Flows (unaudited)

For the Six Months ended 4/30/16

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                          $  5,160,799
---------------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
  Purchase of long-term investment securities                                    (97,223,585)
  Proceeds from sale of long-term investment securities                           59,138,808
  Net proceeds from temporary cash investments                                       911,670
  Net accretion and amortization of discount/premium on investment securities        (47,792)
  Net realized loss on investments                                                   580,270
  Change in unrealized forward foreign currency contracts and other
     assets and liabilities denominated in foreign currencies                         14,663
  Change in net unrealized appreciation on investments                              (571,036)
  Increase in investment securities purchased                                      1,250,000
  Increase in interest receivable                                                    (33,909)
  Decrease in due from Pioneer Investment Management, Inc.                            50,502
  Decrease in prepaid expenses                                                        29,109
  Decrease in trustee fees payable                                                      (254)
  Increase in due to affiliates                                                        6,143
  Increase in other assets                                                           (18,158)
  Decrease in accrued expenses                                                       (82,278)
---------------------------------------------------------------------------------------------
     Net cash used in operating activities                                      $(30,835,048)
---------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares sold                                                     $ 34,425,169
  Reinvestment of distributions                                                    4,597,661
  Less shares repurchased                                                         (2,002,384)
  Distributions to shareholders                                                   (4,634,154)
---------------------------------------------------------------------------------------------
     Net cash provided by financing activities                                  $ 32,386,292
---------------------------------------------------------------------------------------------
EFFECT OF FOREIGN CASH FLUCTUATIONS ON CASH:
  Effect of foreign exchange fluctuations on cash                                         --
---------------------------------------------------------------------------------------------
CASH:
  Beginning of the period                                                       $    112,741
---------------------------------------------------------------------------------------------
  End of period                                                                 $  1,663,985
=============================================================================================

The accompanying notes are an integral part of these financial statements.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 19

Financial Highlights

----------------------------------------------------------------------------------------------------------
                                                                    Six Months
                                                                    Ended
                                                                    4/30/16                 12/22/14
                                                                    (unaudited)             to 10/31/15
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $     10.59              $   10.00
---------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss) (a)                                 $      0.58              $   (0.12)
  Net realized and unrealized gain (loss) on investments                  0.04                   0.71
---------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                 $      0.62              $    0.59
----------------------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                                            $     (0.64)             $      --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $     (0.02)             $    0.59
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $     10.57              $   10.59
==========================================================================================================
Total return*                                                             6.01%                  5.90%(b)
Ratio of net expenses to average net assets                               2.10%**                2.10%**
Ratio of net investment income (loss) to average net assets              11.12%**               (1.30)%**
Portfolio turnover rate                                                     58%**                   1%
Net assets, end of period (in thousands)                           $   110,947               $ 75,400
Ratios with no waiver of fees and assumption of
  expenses by the Adviser and no reduction for
  fees paid indirectly:
  Total expenses to average net assets                                    2.14%**                2.60%**
  Net investment income (loss) to average net assets                     11.08%**               (1.80)%**
==========================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) The per share data presented above is based on the average shares outstanding for the period presented.

(b)  Not annualized.

The accompanying notes are an integral part of these financial statements.

20 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

Notes to Financial Statements | 4/30/16 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer ILS Interval Fund (the "Fund") was organized as a Delaware statutory trust on July 15, 2014. Prior to commencing operations on December 22, 2014, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek total return.

The Fund offers an unlimited amount of shares through Pioneer Funds Distributor, Inc., the principal underwriter for the Fund and a wholly-owned indirect subsidiary of UniCredit. Shares are offered in a continuous offering at the Fund's current net asset value (NAV) per share.

The Fund's ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers acting in a fiduciary capacity on behalf of their clients and by or through other qualified intermediaries and programs sponsored by such qualified financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. Pioneer or the Distributor may waive the fund's minimum investment requirements.

The Fund is an "interval" fund and makes periodic offers to repurchase shares (See Note 7). Except as permitted by the Fund's structure, no shareholder will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 21

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

     Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Valuations may be supplemented by dealers and other sources, as required. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

     Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Event-linked bonds or catastrophe bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance linked securities (including sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

     Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the dealer quotations obtained from reputable International Swap Dealer association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

     Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

22 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At April 30, 2016, no securities were valued using fair value methods
     (in addition to securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

     Interest income, including interest on income bearing cash accounts, is recorded on an accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 23

C.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. As of October 31, 2015, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which if applicable, would be recorded as an income tax expense in the Statement of Operations.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

24 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

     The tax character of current year distributions payable will be determined at the end of the current taxable year. There were no distributions paid during the period ended October 31, 2015.

     The following shows the components of distributable earnings on a federal income tax-basis at October 31, 2015:

     ----------------------------------------------------------------------------------------
                                                                                        2015
     ----------------------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                                $4,634,054
     Capital loss carryforward                                                          (250)
     Net unrealized depreciation                                                    (991,243)
     ----------------------------------------------------------------------------------------
          Total                                                                   $3,642,561
     ========================================================================================

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to adjustments relating to catastrophe bonds.

F.   Risks

     Information regarding the Fund's principal risks is contained in the Fund's original offering prospectus, with additional information included in the Fund's shareowner reports issued from time to time. Please refer to those documents when considering the Fund's principal risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

     The value of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

     Interest rates in the U.S. recently have been historically low, so the Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.

     The Fund invests primarily in insurance-linked securities ("ILS").
     ILS may include event-linked bonds (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as "reinsurance sidecars"), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance and reinsurance-related securities. Because

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 25

     ILS are typically rated below investment grade or unrated, a substantial portion of the Fund's assets ordinarily will consist of below investment grade (high yield) debt securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and are less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods.

     The Fund's investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

G.   Insurance Linked Securities (ILS)

     Event-linked bonds are floating rate debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments, or may be based on specified actual losses. If a trigger event, as defined within the terms of an event-linked bond occurs, the fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, event-linked bonds may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

     The Fund's investments in ILS may include special purpose vehicles ("SPVs") or similar instruments structured to comprise a portion of a reinsurer's catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties ("ILWs"). A traditional

26 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

     ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange traded instruments.

     Structured reinsurance investments, including quota share instruments, collateralized reinsurance investments and ILWs, are generally subject to the same risks as event-linked bonds. In addition, where the instruments are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for PIM to fully evaluate the underlying risk profile of the Fund's structured reinsurance investments and therefore the Fund's assets are placed at greater risk of loss than if PIM had more complete information.

     Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.

H.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities. As of the six months ended April 30, 2016, the Fund had no open repurchase agreements.

I.   Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event. The Fund may sell or buy credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 27 swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.

     When the Fund enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

28 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

     There were no open credit default swap contracts at April 30, 2016. The average value of swap contracts open during the six months ended April 30, 2016 was $(1,483).

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees payable under the Fund's Advisory Agreement with PIM are calculated daily at the annual rate of 1.75% of the Fund's average daily net assets. For the six months ended April 30, 2016, the effective management fee was equivalent to 1.75% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 2.10% of the average daily net assets attributable to the Fund. Fees waived and expenses reimbursed during the six months ended April 30, 2016 are reflected on the Statement of Operations. This expense limitation is in effect through March 1, 2017. There can be no assurance that PIM will extend the expense limitation agreement beyond the date referred to above.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Fund. At April 30, 2016, $16,354 was payable to PIM related to management costs, administrative costs and certain other services is included in "Due to affiliates" on the Statement of Assets and Liabilities.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

Effective November 2, 2015, Boston Financial Data Services serves as the transfer agent to the Fund at negotiated rates.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended April 30, 2016, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Fund                                                                   $ 66,058
--------------------------------------------------------------------------------
   Total                                                                $ 66,058
================================================================================

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 29

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $24,150 in transfer agent fees and out-of-pocket reimbursements payable to the transfer agent at April 30, 2016.

4. Forward Foreign Currency Contracts

At April 30, 2016, the Fund had entered into various forward foreign currency contracts that obligate the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Fund may close out such contract by entering into an offsetting contract. The average value of forward foreign currency contracts open during the six months ended April 30, 2016, was $(559,772).

Open forward foreign currency contracts at April 30, 2016, were as follows:

--------------------------------------------------------------------------------------------
                                      In
Currency                  Currency    Exchange                    Settlement   Unrealized
Sold          Deliver     Purchased   For         Counterparty    Date         Depreciation
--------------------------------------------------------------------------------------------
(EUR) Euro    (913,000)   USD         1,033,252   JP Morgan       7/15/16      $(14,663)
                                                  Chase Bank NA
--------------------------------------------------------------------------------------------
Total                                                                          $(14,663)
============================================================================================

5. Assets and Liabilities Offsetting

The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain OTC derivatives and typically contains, among other things, close-out and set-off provisions which apply upon the occurrence of event of a default and/or termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of

30 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a "minimum transfer amount") before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund's custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund's collateral obligations, if any, will be reported separately in the Statement of Assets and Liabilities as "Restricted cash." Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.

Financial instruments subject to an enforceable master netting agreement such as an ISDA Master Agreement have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of April 30, 2016.

-----------------------------------------------------------------------------------------------------
                       Derivative
                       Assets
                       Subject to         Derivatives     Non-Cash      Cash           Net Amount
                       Master Netting     Available       Collateral    Collateral     of Derivative
 Counterparty          Agreement          for Offset      Received (a)  Received (a)   Assets (b)
-----------------------------------------------------------------------------------------------------
 JPMorgan Chase
  Bank NA              $--                $--             $--           $--            $--
-----------------------------------------------------------------------------------------------------
 Total                 $--                $--             $--           $--            $--
======================================================================================================

-----------------------------------------------------------------------------------------------------
                       Derivative
                       Liabilities
                       Subject to         Derivatives     Non-Cash       Cash          Net Amount
                       Master Netting     Available       Collateral     Collateral    of Derivative
 Counterparty          Agreement          for Offset      Pledged (a)    Pledged (a)   Liabilities (c)
------------------------------------------------------------------------------------------------------
 JPMorgan Chase
  Bank NA              $14,663            $--             $--            $--           $14,663
------------------------------------------------------------------------------------------------------
 Total                 $14,663            $--             $--            $--           $14,663
======================================================================================================

(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.

(b) Represents the net amount due from the counterparty in the event of default.

(c) Represents the net amount payable to the counterparty in the event of default.

6.   Additional Disclosures about Derivative Instruments and Hedging Activities

The Fund's use of derivatives subjects it to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 31

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016, was as follows:

-----------------------------------------------------------------------------------------------
                                                           Foreign
 Statement of Assets                Interest     Credit    Exchange       Equity    Commodity
 and Liabilities                    Rate Risk    Risk      Rate Risk      Risk      Risk
----------------------------------------------------------------------------------------------
 Liabilities
  Unrealized depreciation of
     forward foreign
     currency contracts             $--           $--      $14,663        $--       $--
---------------------------------------------------------------------------------------------
  Total Value                       $--           $--      $14,663        $--       $--
==============================================================================================

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2016 was as follows:

------------------------------------------------------------------------------------------------
                                                            Foreign
 Statement of                         Interest    Credit    Exchange      Equity    Commodity
 Operations                           Rate Risk   Risk      Rate Risk     Risk      Risk
------------------------------------------------------------------------------------------------
 Net realized gain (loss) on
  Swap contracts                      $--         $2,042    $     --      $--       $--
  Forward foreign
      currency contracts*              --             --     (18,064)      --        --
----------------------------------------------------------------------------------------------
  Total Value                         $--         $2,042    $(18,064)     $--       $--
===============================================================================================
 Change in net unrealized
  appreciation (depreciation) on
  Forward foreign currency contracts* $--         $   --    $(14,663)     $--       $--
---------------------------------------------------------------------------------------------
  Total Value                         $--         $   --    $(14,663)     $--       $--
================================================================================================

* Included in the amount shown on the Statement of Operations as foward foreign currency contracts and other assets and liabilities denominated in foreign currencies.

32  Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

7. Repurchase Offers

The Fund is a closed-end "interval" fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund's outstanding shares at NAV on a regular schedule.

The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of January, April, July and October. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund's outstanding shares at their NAV per share unless the Fund's Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund's Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund's shares illiquid.

In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.

Shares repurchased during the six months ended April 30, 2016 were as follows:

-------------------------------------------------------------------------------------------------------
                                                 Percentage
                                                 of
                                                 Outstanding    Amount
                                     NAV on      Shares         of Shares
 Commence-  Repurchase   Repurchase  Repurchase  the Fund       the Fund       Percentage   Number
 ment       Request      Pricing     Pricing     Offered to     Offered to     of Shares    of Shares
 Date       Deadline     Date        Date        Repurchase     Repurchase     Tendered     Tendered
-------------------------------------------------------------------------------------------------------
 1/15/16    2/9/16       2/19/15     $10.43      10%              930,889.085  13.1419%     122,337.331
-------------------------------------------------------------------------------------------------------
 4/15/16    5/10/16      5/20/16     $10.60      10%            1,049,769.063  10.1191%     106,227.867
=======================================================================================================

                     Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 33

Additional Information (unaudited)

PIM, the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit. On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including PIM. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's current investment advisory agreement with PIM to terminate. Accordingly, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

34 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

Trustees, Officers and Service Providers

Trustees                                   Advisory Trustee
Thomas J. Perna, Chairman                  Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                       Officers
Margaret B.W. Graham                       Lisa M. Jones, President and Chief
Marguerite A. Piret                           Executive Officer
Fred J. Ricciardi                          Mark E. Bradley, Treasurer and
Kenneth J. Taubes                             Chief Financial Officer
                                           Christopher J. Kelley, Secretary and
                                              Chief Legal Officer
Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Systems, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-844-391-3034). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

* Ms. Monchak is a non-voting Advisory Trustee.

                      Pioneer ILS Interval Fund | Semiannual Report | 4/30/16 35

                            This page for your notes.

36 Pioneer ILS Interval Fund | Semiannual Report | 4/30/16

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-844-391-3034

Write to us:
--------------------------------------------------------------------------------
DST Systems, Inc.
P.O. Box 219695
Kansas City, MO 64121

Our toll-free fax                                                 1-855-247-7422

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management,Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C)2016 Pioneer Investments 28630-01-0616

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).


During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer ILS Interval Fund


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 28, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date June 28, 2016


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date June 28, 2016

* Print the name and title of each signing officer under his or her signature.